Shareholder Report, Average Annual Return (Details)	12 Months Ended	39 Months Ended
	Aug. 31, 2024	Aug. 31, 2024
Putnam Focused Large Cap Growth ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Focused Large Cap Growth ETF (NAV)
Average Annual Return, Percent	32.13%	10.96%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	26.14%	9.74%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Focused Large Cap Growth ETF (Market Price)
Average Annual Return, Percent	31.99%	10.94%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.75%	12.54%